Fair Value and Fair Value Hierarchy of Financial Instruments	6 Months Ended
Jun. 30, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
32	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amount			Fair value
	December 31, 2024	June 30, 2025		December 31, 2024	June 30, 2025
	RM	RM	US$	RM	RM	US$
Assets
Financial assets at fair value through other comprehensive income	127,618,662	427,165,899	101,399,553	127,618,662	427,165,899	101,399,553

Liabilities
Warrant liabilities	148,887	140,304	33,305	148,887	140,304	33,305

Management has assessed that the fair value of financial assets measured at fair value through other comprehensive income approximate to their carrying amounts largely due to the independent valuation performed and valuation technique that take into account key inputs such as P/E multiples, long-term growth rate and discount rate etc.

At each reporting date, management analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.

Management believes that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statements of financial position, and the related changes in fair values, which are recorded in profit or loss and other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting periods.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Company’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
As at December 31, 2024
Financial assets at fair value through other comprehensive income	4,036,772		123,581,890	127,618,662
Warrant liabilities	-	148,887	-	148,887

As at June 30, 2025
Financial assets at fair value through other comprehensive income	8,174,760	-	418,991,139	427,165,899
Warrant liabilities	-	140,304	-	140,304

The movements in fair value measurements within Level 1 during the years are as follow:

	December 31, 2024	June 30, 2025
	RM	RM	US$
Financial assets, at fair value through other comprehensive income
At January 1	36	4,036,772	903,000
Transfer from Level 3	-	7,546,035	1,791,259
Addition	4,036,771	8,918,026	2,116,938
Disposal	(35)	(9,680,659)	(2,297,970)
Fair value changes recognized in other comprehensive income	-	(624,937)	(148,346)
Loss on disposal	-	(1,420,098)	(337,099)
Currency realignment	-	(600,379)	(87,278)
At December 31	4,036,772	8,174,760	1,940,504

During the year, Sagtec Global Limited was successfully listed on Nasdaq, resulting in the fair value measurement moving from Level 3 to Level 1.

There were no transfers between Level 1 and Level 2, nor between Level 2 and Level 3, during the financial years ended December 31, 2024 and June 30, 2025.

The movements in fair value measurements within Level 3 during the years are as follow:

	December 31, 2024	June 30, 2025
	RM	RM	US$
Financial assets, at fair value through other comprehensive income
At January 1	38,368,793	123,581,890	27,644,482
Addition	208,299,477	302,778,984	71,872,904
Disposal	(77,345,224)	-	-
Transfer to Level 1	(4,036,771)	(7,546,035)	(1,791,259)
Fair value changes recognized in other comprehensive income	(40,274,575)	-	-
Currency realignment	(1,429,810)	176,300	1,732,922
At December 31	123,581,890	418,991,139	99,459,049

	December 31, 2024	June 30, 2025
	RM	RM	US$
Warrant liabilities
At January 1	1,964,335	148,887	33,305
Addition	17,506,418	-	-
Disposal	(19,270,975)	-	-
Currency realignment	(50,891)	(8,583)	-
At December 31	148,887	140,304	33,305